ADDITIONAL INFORMATION ON COST OF SALES AND OPERATING EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2023
Additional Information On Cost Of Sales And Operating Expenses By Nature
Schedule of depreciation, amortization and impairment expenses

	Depreciation and impairment of property, plant and equipment			Amortization of intangible assets
	2023	2022	2021	2023	2022	2021

Cost of sales (i)	3,552.5	3,413.3	3,326.6	13.2	16.4	16.4
Distribution expenses	1,098.3	893.5	654.1	-	-	-
Commercial expenses	613.7	660.7	700.3	148.6	113.2	84.3
Administrative expenses	464.1	474.4	331.4	524.8	372.6	304.2
	5,728.6	5,441.9	5,012.4	686.6	502.2	404.9

(i)	These amounts added to R$2,629.6 (R$2,510.4 and R$2,247.9 as at December 31, 2022, and 2021, respectively) mentioned in Note 9 - Payroll and related benefits, total R$6,195.3 (R$5,940.1 and R$5,591.0 as at December 31, 2022, and 2021, respectively). The remaining amount of R$33,096.3 (R$34,482.0 and R$30,068.7 as at December 31, 2022, and 2021, respectively), recorded in the cost of sales, refers to other production costs.